CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Liabilities arising from insurance contracts and participating investment contracts		£ 123,423	£ 116,060
Retirement benefit assets		4,531	1,714
Net defined benefit liability		£ 230	£ 245
Duration of the defined benefit obligation		17 years	19 years
Decrease in deferred tax asset		£ 728
Other provisions		2,092	£ 1,915
Financial assets, at fair value		256,959	248,385
Financial liabilities, at fair value		86,223	88,411
Intangible assets		4,196	£ 4,140
Legal proceedings contingent liability
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase in current tax liability		840
Decrease in deferred tax asset		£ 330
Capitalised software enhancements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Remaining amortisation period of intangible assets material to entity		4 years 8 months 12 days	4 years 10 months 24 days
Capitalised software enhancements | One year decrease in estimated useful life
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Amortisation charge for the year	£ 200
Accumulated amortisation
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Intangible assets		£ 7,161	£ 6,660	£ 6,056
Amortisation charge for the year		962	660
Capitalised software enhancements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Intangible assets		3,435	3,309
Capitalised software enhancements | Accumulated amortisation
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Intangible assets		3,016	2,585	£ 2,051
Amortisation charge for the year		892	590
Regulatory and legal provisions
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Other provisions		1,156	642
Actuarial assumption of discount rates | Increase of 0.1 per cent
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Decrease in the net defined benefit pension scheme liability		774	866
Actuarial assumption of discount rates | Decrease of 0.1 per cent
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in the net defined benefit pension scheme liability		(795)	(890)
Actuarial assumption of expected life expectancy of members | Increase of one year
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Decrease in the net defined benefit pension scheme liability		(1,934)	(2,146)
Actuarial assumption of expected rates of inflation | Increase of 0.1 per cent
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Decrease in the net defined benefit pension scheme liability		(481)	(531)
Actuarial assumption of expected rates of inflation | Decrease of 0.1 per cent
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in the net defined benefit pension scheme liability		475	522
Defined benefit pension schemes
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Net defined benefit asset		4,404	1,578
Retirement benefit assets		4,531	1,714
Net defined benefit liability		127	136
In-Force
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Value of in-force insurance and participating investment contracts		5,317	5,396
Acquired Value of Inforce Nonparticipating Investment Contracts		£ 197	£ 221